Leases	12 Months Ended
Sep. 30, 2024
Sonnet BioTherapeutics Holdings, Inc. [Member]
Leases

4. Leases

In December 2019, the Company entered into a 36-month lease for office space in Princeton, New Jersey, which commenced February 1, 2020. In May 2022, the Company amended the existing lease agreement in order to increase the lease term by approximately three years, which has been accounted for as a lease modification. The operating lease right-of-use asset and liability were remeasured at the modification date, resulting in an increase to both balances of $0.2 million

The components of lease expense for the years ended September 30, 2024 and 2023 are as follows:

Lease expense	2024	2023
Operating lease expense	$90,837	$90,837
Variable lease expense	1,472	5,978
Total lease cost	$92,309	$96,815

At September 30, 2024, the weighted average remaining lease term was 1.6 years and the weighted average discount rate was 12%.

Cash flow information related to operating leases for the years ended September 30, 2024 and 2023 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:	2024	2023
Operating cash flows from operating leases	$93,614	$79,259

Future minimum lease payments under non-cancellable leases at September 30, 2024 are as follows:

Fiscal year
2025	$95,487
2026	48,216
Total undiscounted lease payments	143,703
Less: imputed interest	(12,839)
Total lease liabilities	$130,864

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements